Other Payables, Including Derivatives (Schedule of Composition of Other Payables, Including Derivatives) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other payables, including derivatives [Abstract]
Employees and related liabilities	₪ 113	₪ 109
Provision for voluntary retirement plan		45
Government institutions	32	25
Interest payable	62	55
Accrued expenses	1	5
Deferred revenue	41	55
Derivative financial instruments	8	5
Other payables, including derivatives	₪ 257	₪ 299